Advance from Customers	12 Months Ended
Dec. 31, 2025
Advance From Customers Abstract
ADVANCE FROM CUSTOMERS

NOTE 15 – ADVANCE FROM CUSTOMERS

Advance from customers represent the payments from customers for products that have not yet been delivered. As of December 31, 2025 and 2024, advance from customers amounted to $1,573,763 and $628,067, respectively.